Medical Claims and Benefits Payable - Components of the Change (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance Claims [Roll Forward]
Medical claims and benefits payable, beginning balance	$ 1,685	$ 1,201	$ 670	$ 495
Components of medical care costs related to:
Current period	7,371	11,935	8,123	5,434
Prior periods	(189)	(141)	(46)	(53)
Total medical care costs	7,182	11,794	8,077	5,381
Change in non-risk provider payables	24	48	(32)	111
Payments for medical care costs related to:
Current period	5,885	10,448	7,064	4,932
Prior periods	1,240	910	450	385
Total paid	7,125	11,358	7,514	5,317
Medical claims and benefits payable, ending balance	$ 1,766	$ 1,685	$ 1,201	$ 670
Benefit from prior period as a percentage of:
Balance at beginning of period	11.30%	11.80%
Premium revenue, trailing twelve months	1.30%	1.10%
Medical care costs, trailing twelve months	1.40%	1.20%